SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE N – SUBSEQUENT EVENTS

On July 1, 2021, the Company issued 8,300,345 shares of common stock in satisfaction of $64,554 principal and $189 interest. The $98,774 excess of the $163,517 fair value of the 8,300,345 shares over the $64,743 liability reduction will be charged to loss on conversion of debt in the three months ended September 30, 2021.

On July 2, 2021, the Company issued 4,629,964 shares of common stock in satisfaction of $35,340 principal and $774 interest. The $72,690 excess of the $108,804 fair value of the 4,629,964 shares over the $36,114 liability reduction will be charged to loss on conversion of debt in the three months ended September 30, 2021.

On July 2, 2021, the Company issued 4,344,595 shares of common stock in satisfaction of $33,888 principal. The $68,210 excess of the $102,098 fair value of the 4,344,595 shares over the $33,888 liability reduction will be charged to loss on conversion of debt in the three months ended September 30, 2021.

On July 2, 2021, the Company entered into a Securities Purchase Agreement (“SPA”) with Labrys Fund, LP (“Labrys”) and issued Labrys a Promissory Note (the “Note”) in the amount of One Hundred Thousand and NO/100 Dollars ($100,000). The Note is convertible, in whole or in part, at any time and from time to time before maturity (July 2, 2022) at the option of the holder at the Conversion Price that shall equal $0.015. If at any time the Conversion Price as determined hereunder for any conversion would be less than the par value of the Common Stock, then at the sole discretion of the Holder, the Conversion Price hereunder may equal such par value for such conversion and the Conversion Amount for such conversion may be increased to include Additional Principal, where “Additional Principal” means such additional amount to be added to the Conversion Amount to the extent necessary to cause the number of conversion shares issuable upon such conversion to equal the same number of conversion shares as would have been issued had the Conversion Price not been adjusted by the Holder to the par value price. The Conversion Price is subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower’s securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events. Holder shall be entitled to deduct $1,750.00 from the conversion amount in each Notice of Conversion to cover Holder’s fees associated with each Notice of Conversion. The Note has a term of one (1) year and bears interest at 12% annually. The transaction closed on July 2, 2021. As part and parcel of the foregoing transaction, Labrys was issued a warrant granting the holder the right to purchase up to 5,000,000 shares of the Company’s common stock at an exercise price of $0.02 for a term of 5-years. On July 8, 2021, the Company issued Labrys 1,000,000 shares of common stock as Commitment Shares as per the terms of the SPA.

On July 9, 2021, the Company issued 7,823,177 shares of common stock in satisfaction of $65,000 principal and $3,062 interest. However, the remaining principal of the notes payable to GPL Ventures, LLC totaled only $41,000 at July 9, 2021. The parties expect to resolve this over issuance of 2,758,620 shares resulting from this over conversion of $24,000 principal of notes payable in the near future.

On July 11, 2021, the Company’s Board unanimously approved an Amendment to our Articles of Incorporation (the “Authorized Share Amendment”) to increase the number of authorized shares of Common Stock of the Company from 250,000,000 to 500,000,000 and to increase the number of authorized shares of Preferred Stock of the Company from 2,000,000 to 5,000,000 with the Board maintaining the discretion of whether or not to implement the increase in authorized shares of Common and Preferred Stock. On July 11, 2021, the Majority Stockholders delivered an executed written consent in lieu of a special meeting (the “Stockholder Consent”) authorizing and approving the Authorized Share Amendment and the increase in authorized shares of Common and Preferred Stock. On August 14, 2021, the Company filed its Information Statement on Form DEF 14C.

On August 11, 2021, the Company entered into a Securities Purchase Agreement (the “Agreement”) with Jeremy Lyell (the “Shareholder”) and Lyell Environmental Services, Inc. (hereinafter “LES”). On October 19, 2021, the Company closed on the Securities Purchase Agreement (the “Agreement”) with Jeremy Lyell (the “Shareholder”). In consideration for the purchase of all Lyell Environmental Services, Inc. shares from the Shareholder, the Company was to pay the Shareholder (i) $50,000 upon execution of the Agreement that was held in escrow, (ii) $1,300,000 at Closing, and (iii) 1,000,000 shares of the Company’s common stock. Under the amended Agreement (the “Amended Agreement”), the Company paid to the Shareholder (i) the $50,000 paid upon execution of the Agreement and that was held in escrow, (ii) $1,000,000 at Closing, and (iii) 1,000,000 shares of the Company’s common stock. The Company also issued the Shareholder a Promissory Note (the “Promissory Note”) in the amount of $186,537.92. The Promissory Note accrues interest at 7% per annum and is due on December 18, 2021. The transaction closed on October 19, 2021.

On September 16, 2021, the Company entered into a Release and Settlement Agreement (the “Settlement Agreement”) with Gordon Boorse pertaining to the outstanding principal and interest outstanding on the Notes issued by the Company in the purchase of Compaction and Recycling Equipment, Inc. (the “CARE Note”) and Columbia Financial Services, Inc, (the “CFSI Note”). Under the terms of the Settlement Agreement, the Company abandoned all claims against Boorse with respect to its purchase of CARE and CFSI, and Boorse forgave the outstanding principal ($495,000) and interest ($157,995) due under the CARE and CFSI Notes.

On September 21, 2021, the Company issued a warrant holder 4,512,497 shares of common stock as a cashless exercise of a warrant.

On October 5, 2021, the Company issued Lloyd Spencer, the Company’s Chief Executive Officer, 4,000,000 shares of common stock under the Company’s 2021 Stock Option Incentive Plan in satisfaction of $98,000 of accrued wages.

On October 6, 2021, the Company issued Lloyd Spencer, the Company’s Chief Executive Officer, 2,000,000 shares of common stock in satisfaction for services rendered on behalf of the Company. The $48,000 fair value of the 2,000,000 shares at October 6, 2021 will be charged to officers and directors compensation in the three months ended December 31, 2021.

On October 6, 2021, the Company issued David Bradford, the Company’s Chief Operating Officer, 6,000,000 shares of common stock in satisfaction for services rendered on behalf of the Company. The $144,000 fair value of the 6,000,000 shares at October 6, 2021 will be charged to officers and directors compensation in the three months ended December 31, 2021.

On October 6, 2021, the Company issued Bill Edmonds, the Company’s Chief Financial Officer, 2,000,000 shares of common stock in satisfaction for services rendered on behalf of the Company. The $48,000 fair value of the 2,000,000 shares at October 6, 2021 will be charged to officers and directors compensation in the three months ended December 31, 2021.

On October 14, 2021, the Company (the “Borrower”) entered into a Note Purchase Agreement (“NPA”) with each of BHP Capital NY Inc. and Quick Capital, LLC (together, the “Investors”) and issued each of the Investors a Secured Convertible Promissory Note (the “Note”) in the amount of Six Hundred Sixty-Six Thousand Six Hundred Sixty-Seven and NO/100 Dollars ($666,667). The Note is convertible, in whole or in part, at any time and from time to time before maturity (October 14, 2022) at the option of the holder at the Fixed Conversion Price that shall be the lesser of: (a) $0.01 or (b) 70% multiplied by the Market Price (as defined herein) (representing a discount rate of 30%) (the “Fixed Conversion Price”). “Market Price” means the average of the two lowest Closing Prices (as defined below) for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date “Trading Day” shall mean any day on which the Common Stock is tradable for any period on the OTCBB, OTCQB or on the principal securities exchange or other securities market on which the Common Stock is then being quoted or traded. To the extent the Conversion Price of the Borrower’s Common Stock closes below the par value per share, the Borrower will take all steps necessary to solicit the consent of the stockholders to reduce the par value of the Common Stock to the lowest value possible under law. The Borrower agrees to honor all conversions submitted pending this adjustment. If the shares of the Borrower’s Common Stock have not been delivered within three (3) business days to the Holder, the Notice of Conversion may be rescinded by the Holder. If the Trading Price cannot be calculated for such security on such date in the manner provided above, the Trading Price shall be the fair market value as mutually determined by the Borrower and the Holder for which the calculation of the Trading Price is required in order to determine the Conversion Price of such Notes. If at any time the Conversion Price as determined hereunder for any conversion would be less than the par value of the Common Stock, then at the sole discretion of the Holder, the Conversion Price hereunder may equal such par value for such conversion and the Conversion Amount for such conversion may be increased to include Additional Principal, where “Additional Principal” means such additional amount to be added to the Conversion Amount to the extent necessary to cause the number of conversion shares issuable upon such conversion to equal the same number of conversion shares as would have been issued had the Conversion Price not been adjusted by the Holder to the par value price. The Note has a term of one (1) year and bears interest at 10% annually. The transaction closed on October 19, 2021.

The Note is guaranteed by the Company and its subsidiaries. The Note and the guarantees are secured by a pledge of substantially all of the assets of the Company and the guarantors.

As part and parcel of the foregoing transaction, each of the Investors was issued 2,298,852 shares of common stock as Commitment shares and a warrant (the “Warrant”) granting the holder the right to purchase up to 66,666,667 shares of the Company’s common stock at an exercise price of $0.015 for a term of 5-years.

The Company agreed to file an initial registration statement on Form S-1 covering the maximum number of registrable securities within 14 days of the execution of the NPA.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of Deep Green Waste & Recycling, Inc.:

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Deep Green Waste & Recycling, Inc. (the “Company”) as of December 31, 2020 and 2019 and the related consolidated statements of operations, stockholders’ (deficiency), and cash flows for the years then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Deep Green Waste & Recycling, Inc. as of December 31, 2020 and 2019, and the results of its operations and cash flows for the years then ended in conformity with accounting principles generally accepted in the United States.

Going Concern Uncertainty

The accompanying financial statements referred to above have been prepared assuming that the Company will continue as a going concern. As discussed in Note K to the financial statements, the Company’s present financial situation raises substantial doubt about its ability to continue as a going concern. Management’s plans in regard to this matter are also described in Note K. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matters communicated below are matters arising from the current period audit of the financial statements that were communicated or required to be communicated to the audit committee and that: (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Loss on conversions of notes payable and accrued interest to common stock – Refer to Note H to the consolidated financial statements

Critical Audit Matter Description

The Company has had outstanding notes payable to lenders which are convertible into Company common stock at conversion prices which are based on the future trading price of the Company’s common stock. In 2020, the Company issued a total of 12,662,039 shares of its common stock pursuant to conversions of an aggregate of $107,000 in principal and $3,620 in accrued interest. The $138,009 excess of the $248,629 fair value of the 12,662,039 shares of common stock at the respective dates of issuance over the $110,620 liability reduction was charged to Loss on Conversions of Notes Payable.

How the Critical Audit Matter was Addressed in the Audit

Our principal audit procedures related to the Company’s loss on conversions of notes payable and accrued interest to common stock expense included:

(1)	We obtained Company prepared quarterly schedules of all conversions of notes payable and accrued interest to common stock in 2020.

(2)	For the fair value measurements, we agreed the prices used to independent third party sources of closing trading prices of GCAN common stock on the respective issuance dates. We then verified the calculation by multiplying the number of shares issued times the respective closing trading prices for each conversion.

(3)	For the liability reduction amounts, we agreed the principal and accrued interest amounts to Notices of Conversion for each conversion.

/s/ Michael T. Studer CPA P.C.
Michael T. Studer CPA P.C.

Freeport, New York

April 15, 2021

We have served as the Company’s auditor since 2019.

DEEP GREEN WASTE & RECYCLING, INC.

CONSOLIDATED BALANCE SHEETS

	December 31, 2020	December 31, 2019

ASSETS
Current assets:
Cash	$757	$735
Accounts receivable, net of allowance for doubtful account of $545,420 at December 31, 2020 and $542,745 at December 31, 2019	-	2,675
Total current assets	757	3,410

Property and equipment, net	9,798	20,789
Other assets:
Deposits	5,000	5,000
Total other assets	5,000	5,000

Total assets	$15,555	$29,199

LIABILITIES

Current liabilities:

Current portion of debt	$896,584	$764,359
Convertible notes payable, net of debt discounts of $5,238 and $0 at December 31, 2020 and December 31, 2019, respectively	10,762	-
Accounts payable	2,948,964	2,919,628
Accrued expenses	156,051	78,272
Deferred compensation	86,307	105,325
Accrued interest	162,074	88,924
Customer deposits payable	68,851	68,851
Derivative liability	43,444	-
Total current liabilities	4,373,037	4,025,359

Long-term liabilities
Long-term portion of debt	-	123,750
Total long-term liabilities	-	123,750

Total liabilities	4,373,037	4,149,109

STOCKHOLDERS’ DEFICIT

Common stock, $.0001 par value; 250,000,000 shares authorized; 129,836,060 and 105,051,540 shares issued and outstanding as of December 31, 2020 and December 31, 2019, respectively	12,984	10,505
Preferred Stock, $.0001 par value, $1 per share stated value, 2,000,000 shares authorized; 31,000 and 0 shares of Series B Convertible Preferred Stock issued and outstanding as of December 31, 2020 and December 31, 2019, respectively	31,000	-
Additional paid-in capital	3,374,888	2,913,369
Accumulated deficit	(7,776,354)	(7,043,784)

Total stockholders’ deficit	(4,357,482)	(4,119,910)

Total liabilities and stockholders’ deficit	$15,555	$29,199

The accompanying notes are an integral part of these consolidated financial statements.

DEEP GREEN WASTE & RECYCLING, INC.

CONSOLIDATED STATEMENTS OF OPERATIONS

For the years ended December 31, 2020 and 2019

	December 31, 2020	December 31, 2019

Revenues	$-	$-

Total revenues	-	-

Cost of revenues	-	-

Gross profit	-	-

Operating expenses:
Selling, general and administrative	34,924	20,390
Officer and director compensation (including stock-based compensation of $109,147 and $0, respectively)	149,619	-
Professional and consulting (including stock-based compensation of $163,000 and $0, respectively)	273,781	11,335
Provision for doubtful accounts	2,675	(12,665)
Depreciation and amortization of property and equipment	10,992	22,343
Total operating expenses	471,991	41,403

Operating (loss)	(471,991)	(41,403)

Other income/(expense):
Derivative liability income	76,556	-
Interest expense (including amortization of debt discounts of $116,643 and $0, respectively)	(199,126)	(95,309)
Gain on settlement of accounts payable	-	44,336
Loss on conversions of notes payable	(138,009)	-
Total other income (expense)	(260,579)	(50,973)

Net (loss)	$(732,570)	$(92,376)

Net loss per common share:
Basic and diluted net loss per common share	$(0.01)	$(0.00)
Basic and diluted weighted-average common shares outstanding	110,581,886	105,051,540

The accompanying notes are an integral part of these consolidated financial statements.

DEEP GREEN WASTE & RECYCLING, INC.

CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ (DEFICIENCY)

For the years ended December 31, 2020 and 2019

	Series B				Additional
	Preferred stock		Common Stock		Paid in	Accumulated
	Shares	Amount	Shares	Amount	Capital	Deficit	Total

Balances at December 31, 2018	-	-	105,051,540	10,505	$2,913,369	(6,951,408)	(4,027,534)
Net loss for the year ended December 31, 2019	-	-	-	-	-	(92,376)	(92,376)
Balances at December 31, 2019			105,051,540	$10,505	$2,913,369	$(7,043,784)	$(4,119,910)
Issuance of Preferred B stock in satisfaction of deferred compensation	31,000	31,000	-	-	-	-	31,000
Issuance of common stock relating to Officer Employment Agreement	-	-	840,000	84	33,516	-	33,600
Convertible Note Conversions	-	-	12,662,039	1,266	247,364	-	248,630
Warrant Cashless Exercise	-	-	262,481	26	(26)	-	-
Issuance of Common Shares relating to Officer Employment Agreement	-	-	1,020,000	103	18,665	-	18,768
Issuance of common stock to a service provider in connection with Service Settlement Agreement dated November 27, 2020	-	-	10,000,000	1,000	162,000	-	163,000
Net loss for the year ended December 31, 2020	-	-	-	-	-	(732,570)	(732,570)
Balances at December 31, 2020	31,000	31,000	129,836,060	$12,984	$3,374,888	$(7,776,354)	$(4,357,482)

The accompanying notes are an integral part of these statements.

DEEP GREEN WASTE & RECYCLING, INC.

CONSOLIDATED STATEMENTS OF CASH FLOWS

For the years ended December 31, 2020 and 2019

	December 31, 2020	December 31, 2019

OPERATING ACTIVITIES:
Net income (loss) for the period	$(732,570)	$(92,376)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization of property and equipment	10,992	22,343
Provision for doubtful accounts	2,675	(12,665)
Stock-based compensation	272,147	-
Derivative liability income	(76,556)	-
Amortization of debt discounts	116,643	-
Loss on conversions of notes payable	138,009	-
Gain on settlement of accounts payable	-	(44,336)
Changes in operating assets and liabilities:
Accounts receivable	-	12,665
Accounts payable	33,455	53,649
Accrued expenses	21,000	-
Deferred compensation	5,982	7,102
Accrued interest	76,770	52,659
Net cash used in operating activities	(131,453)	(959)

INVESTING ACTIVITIES:
Purchase of property and equipment	-	-
Net cash used in investing activities	-	-

FINANCING ACTIVITIES:
Proceeds from convertible notes payable	123,000	-
Loans from officers	8,475	-
Net cash provided by financing activities	131,475	-

NET INCREASE (DECREASE) IN CASH	22	(959)

CASH, BEGINNING OF PERIOD	735	1,694

CASH, END OF PERIOD	$757	$735

Supplemental disclosure of cash flow information
Cash paid during the year for:
Interest	$-	$42,650
Income taxes	$-	$-
Non-Cash investing and financing activities:
Initial derivative liability charged to debt discount	$120,000	$-
Issuance of 25,000 shares, Series B Convertible Preferred Stock in satisfaction of deferred compensation liability	$25,000	$-
Issuance of 6,000 shares, Series B Convertible Preferred Stock in satisfaction of loans payable to officer	$6,000	$-
Conversions of Convertible Notes Payable:
Principal	$107,000	$-
Accrued interest and charges	3,620	-
Total debt satisfied	110,620	-

Fair value of 14,662,039 shares issued to lenders	248,629	-
Loss on conversions of convertible notes payable	$138,009	$-

The accompanying notes are an integral part of these consolidated financial statements.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2020 and 2019

NOTE M - SUBSEQUENT EVENTS

Asset Purchase Agreement

On February 8, 2021, the Company, through its wholly owned subsidiary DG Research, Inc. (the “Buyer”), entered into an Asset Purchase Agreement (the “Agreement”) with Amwaste, Inc. (the “Seller”). Under the terms of the Agreement, the Buyer has agreed to purchase from the Seller certain assets (the “Assets”) utilized in the Seller’s waste management business located in Glynn County, Georgia. In consideration for the purchase of the Assets, the Buyer shall pay the seller $150,000 and issue the Seller 2,000,000 shares of the Company’s restricted common stock. The Buyer shall remit $50,000 at Closing and shall issue the Seller a Promissory Note (the “Note”) in the amount of $110,000. The Note principal shall be reduced by $10,000 if the Note is paid in full on or before March 8, 2021. The Note is secured by the Assets purchased through the Agreement. The transaction closed on February 11, 2021. At Closing, the Buyer remitted the $50,000 payment. On February 16, 2021, the Company issued the Seller the 2,000,000 shares of restricted common stock.

Issuance of Convertible Notes

On February 5, 2021, the Company issued GPL Ventures, LLC (“GPL”) a Convertible Promissory Note (the “Note”) in the amount of Seventy-Five Thousand and NO/100 Dollars ($75,000). The Note is convertible, in whole or in part, at any time and from time to time before maturity (February 5, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of: a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice. The total number of shares due under any conversion notice (“Notice Shares”) will be equal to the Conversion Amount divided by the Conversion Price. “Trading Price” means, for any security as of any date, any trading price on the OTC Markets, or other applicable trading market (the “OTCBB”) as reported by a reliable reporting service (“Reporting Service”) mutually acceptable to Maker and Holder (i.e. Bloomberg) or, if the OTCBB is not the principal trading market for such security, the price of such security on the principal securities exchange or trading market where such security is listed or traded. The “Valuation Period” shall mean twenty (20) Trading Days, commencing on the first Trading Day following delivery and clearing of the Notice Shares in Holder’s brokerage account, as reported by Holder (“Valuation Start Date”). The Note has a term of one (1) year and bears interest at 10% annually. The Company and GPL also entered into a Registration Rights Agreement (“RRA”) that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 10,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn’t maintain the registration requirements provided for in the RRA, the Company is obligated to pay GPL certain payments for such failures. The transaction closed on February 10, 2021.

On February 5, 2021, the Company issued Quick Capital, LLC (“Quick”) a Convertible Promissory Note (the “Note”) in the amount of Twenty-Five Thousand and NO/100 Dollars ($25,000). The Note is convertible, in whole or in part, at any time and from time to time before maturity (February 5, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice. The total number of shares due under any conversion notice (“Notice Shares”) will be equal to the Conversion Amount divided by the Conversion Price. “Trading Price” means, for any security as of any date, any trading price on the OTC Markets, or other applicable trading market (the “OTCBB”) as reported by a reliable reporting service (“Reporting Service”) mutually acceptable to Maker and Holder (i.e. Bloomberg) or, if the OTCBB is not the principal trading market for such security, the price of such security on the principal securities exchange or trading market where such security is listed or traded. The “Valuation Period” shall mean twenty (20) Trading Days, commencing on the first Trading Day following delivery and clearing of the Notice Shares in Holder’s brokerage account, as reported by Holder (“Valuation Start Date”). The Note has a term of one (1) year and bears interest at 10% annually. The Company and Quick also entered into a Registration Rights Agreement (“RRA”) that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 10,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn’t maintain the registration requirements provided for in the RRA, the Company is obligated to pay Quick certain payments for such failures. The transaction closed on February 12, 2021.

On March 2, 2021, the Company issued GPL Ventures, LLC (“GPL”) a Convertible Promissory Note (the “Note”) in the amount of Fifty Thousand and NO/100 Dollars ($50,000). The Note is convertible, in whole or in part, at any time and from time to time before maturity (March 2, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of: a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice. The total number of shares due under any conversion notice (“Notice Shares”) will be equal to the Conversion Amount divided by the Conversion Price. “Trading Price” means, for any security as of any date, any trading price on the OTC Markets, or other applicable trading market (the “OTCBB”) as reported by a reliable reporting service (“Reporting Service”) mutually acceptable to Maker and Holder (i.e. Bloomberg) or, if the OTCBB is not the principal trading market for such security, the price of such security on the principal securities exchange or trading market where such security is listed or traded. The “Valuation Period” shall mean twenty (20) Trading Days, commencing on the first Trading Day following delivery and clearing of the Notice Shares in Holder’s brokerage account, as reported by Holder (“Valuation Start Date”). The Note has a term of one (1) year and bears interest at 10% annually. The Company and GPL also entered into a Registration Rights Agreement (“RRA”) that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 10,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn’t maintain the registration requirements provided for in the RRA, the Company is obligated to pay GPL certain payments for such failures. The transaction closed on March 9, 2021.

Issuance of Common Stock

On February 17, 2021, the Company issued Lloyd Spencer (Company CEO) 1,616,379 restricted shares of its common stock (850,000 shares vested from August 2020 to December 2020 pursuant to the Employment Agreement dated December 4, 2019 and 766,379 shares vested in 2020 pursuant to the Board of Directors Services Agreement dated January 9, 2020). Please see NOTE J - COMMITMENTS AND CONTINGENCIES for further information.

On February 17, 2021, the Company issued Bill Edmonds (Company CFO) 766,379 restricted shares of its common stock which vested in 2020 pursuant to the Board of Directors Services Agreement dated January 9, 2020. Please see NOTE J - COMMITMENTS AND CONTINGENCIES for further information.

Consulting Agreement

On February 12, 2021, the Company entered into a Consulting Agreement (the “Agreement”) with Sylios Corp (the “Consultant”) for preparation of the Company’s financial reports. Under the terms of the Agreement, the Consultant is to assist the Company in the preparation of its Annual Report on Form 10-K and its Registration Statement on Form S-1. The Agreement shall have a term of three (3) months or until the Company’s Registration Statement on Form S-1 is filed with the Securities and Exchange Commission. As compensation, the Consultant, or its designee, shall receive 750,000 shares of common stock.

On March 19, 2021, the Company issued 750,000 restricted shares of its common stock to a consultant for services rendered.